SCUDDER
                                                                     INVESTMENTS

Scudder Fixed Income Fund
Scudder Short Duration Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of each fund.

Gary W. Bartlett                       William T. Lissenden
CFA, Managing Director of Deutsche     Director of Deutsche Asset Management
Asset Management and Lead Manager      and Co-Manager of the fund.
of the fund.                             o Joined Deutsche Asset Management
o   Joined Deutsche Asset                  in 2002.
    Management in 1992.                  o Prior to that, fixed income
o   Analyst specializing in taxable        strategist and director of
    municipal and government               research at Conseco Capital
    investments.                           Management, director of fixed
o   Began investment career in 1982.       income research and product
o   MBA, Drexel University.                management at Prudential
                                           Securities, national sales
Warren S. Davis                            manager for fixed income
Managing Director of Deutsche Asset        securities at Prudential
Management and Co-Manager of the           Securities and institutional
fund.                                      sales professional at several
  o Joined Deutsche Asset                  firms including Prudential,
    Management in 1995.                    Goldman Sachs and Merrill Lynch.
  o Analyst specializing in              o MBA, Baruch College.
    mortgage- and asset-backed
    securities.                        Daniel R. Taylor
  o Began investment career in 1985.   CFA, Managing Director of Deutsche
  o MBA, Drexel University.            Asset Management and Co-Manager of
                                       the fund.
Thomas J. Flaherty                       o Joined Deutsche Asset Management
Managing Director of Deutsche Asset        in 1998.
Management and Co-Manager of the         o Prior to that, fixed income
fund.                                      portfolio manager, asset-backed
  o Joined Deutsche Asset                  securities analyst and senior
    Management in 1995.                    credit analyst, CoreStates
  o Analyst specializing in                Investment Advisors, from 1992 to
    corporate bonds and mortgages.         1998.
  o Began investment career in 1984.     o Analyst specializing in
                                           asset-backed securities and
J. Christopher Gagnier                     government securities.
Managing Director of Deutsche Asset      o Began investment career in 1992.
Management and Co-Manager of the
fund.                                  Timothy C. Vile
  o Joined Deutsche Asset              CFA, Managing Director of Deutsche
    Management in 1997.                Asset Management and Co-Manager of
  o Prior to that, portfolio           the fund.
    manager, PaineWebber, from 1984      o Joined Deutsche Asset Management
    to 1997.                               in 1991.
  o Analyst specializing in              o Prior to that, portfolio manager
    asset-backed securities and            for fixed income portfolios at
    government investments.                Equitable Capital Management.
  o Began investment career in 1979.     o Began investment career in 1984.
  o MBA, University of Chicago.


               Please Retain This Supplement for Future Reference



November 6, 2003